Stock Prices and Dividends (Detail) (USD $)	3 Months Ended												12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Stock Prices and Dividends [Abstract]
High	$ 89.45	$ 91.47	$ 85.84	$ 92.01	$ 99.40	$ 95.00	$ 87.36	$ 72.12	$ 72.50	$ 66.71	$ 59.36	$ 55.89	$ 92.01	$ 99.40	$ 72.50
Low	$ 71.90	$ 76.92	$ 59.26	$ 60.36	$ 83.65	$ 82.80	$ 67.52	$ 54.26	$ 55.18	$ 53.50	$ 49.36	$ 39.53	$ 59.26	$ 54.26	$ 39.53
Dividends	$ 0.41	$ 0.39	$ 0.37	$ 0.37	$ 0.37	$ 0.32	$ 0.29	$ 0.27	$ 0.26	$ 0.25	$ 0.25	$ 0.25	$ 1.54	$ 1.25	$ 1.01